Net Current Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Net current deferred tax assets	$ 5,257	$ 1,867